Fair Value Measurements - Schedule of Changes in Fair Value of Level 3 Private Warrants Liability (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Changes in Fair Value of Level 3 Private Warrants Liability [Line Items]
Beginning of period	$ 5,354
End of period	47,537	$ 5,354
Level 3 [Member]
Schedule of Changes in Fair Value of Level 3 Private Warrants Liability [Line Items]
Beginning of period	728	481
Change in fair value	6,672	247
End of period	$ 7,400	$ 728